Goodwill, Intangible Assets and Acquisitions - Future Amortization Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill, Intangible Assets and Acquisitions
Amortization expense	$ 21,500	$ 22,200	$ 5,700
Future estimated amortization expenses
2023	19,026
2024	18,914
2025	15,049
2026	15,137
2027	14,852
Thereafter	41,878
Total expected amortization expense	124,856
Identifiable intangible assets acquired	$ 200